Capital Stock (Tables)	12 Months Ended
Jun. 30, 2012
Capital Stock [Abstract]
Schedule of summary of common stock issued
During year ended June 30, 2012, the Company issued a total of 11,163,091 common shares which are summarized as follows:

	Common Shares
	2012	2011	2010
Financing	10,417,776	19,395	18,400,000
For acquisition of companies	-	22,007,453	-
Acquisition of mineral properties	400,000	-	300,000
For exercise of warrants and options	345,315	4,153,085	8,351,360
	11,163,091	26,179,933	27,051,360

Schedule of outstanding share purchase warrants
The following share purchase warrants were outstanding at June 30, 2012:

	Exercise price in CAD	Exercise price in USD at June 30, 2012	Number of warrants	Remaining contractual life (years)
Warrants *	$1.05	$1.03	7,700,000	0.72
Outstanding and exercisable at June 30, 2012			7,700,000
* Strike price of warrant contract in Canadian dollars.  At June 30, 2012 $1.00 USD = $0.98 CAD.

Schedule of assumptions used to measure warrants outstanding
	June 30, 2012	June 30, 2011
Risk free interest rate	0.19%	0.19%
Expected life of warrants	.72 year	1 year
Expected stock price volatility	66%	72%
Expected dividend yield	0%	0%

Schedule of changes in fair value assumptions
The Company uses the Black-Scholes option valuation model to value stock options granted. The Black-Scholes model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. The model requires management to make estimates which are subjective and may not be representative of actual results. Changes in assumptions can materially affect estimates of fair values. For purposes of the calculation, the following assumptions were used:

	June 30, 2012	June 30, 2011
WA Risk free interest rate	0.22%	0.43%
WA Expected dividend yield	0%	0%
WA Expected stock price volatility	77%	74%
WA Expected life of options	3.4 years	1.8 years

Schedule of changes in the entity's stock options
Changes in the Company's stock options for the year ended June 30, 2012 are summarized below:

Options	Number	Weighted Avg. Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2010	2,785,000	$0.91	2.40	$1,261,750
Issued	1,999,375	2.09
Cancelled/Expired	(200,000)	1.75
Exercised	(2,423,255)	1.08		$3,311,224
Outstanding at June 30, 2011	2,161,120	$1.74	2.08	$3,280,911
Issued	1,693,500	2.50
Cancelled / Expired	(370,500)	2.64
Exercised	(355,000)	0.83		$418,663
Outstanding at June 30, 2012	3,129,120	$2.16	2.41	$1,166,543
Exercisable at June 30, 2012	2,424,121	$2.00	1.97	$1,166,543

Schedule of changes in the entity's non-vested stock options
A summary of the non-vested options as of June 30, 2012 and 2011 and changes during the fiscal years ended June 30, 2012 and 2011 is as follows:

Non-vested Options	Number	Weighted Avg. Grant-Date Fair Value
Non-vested at June 30, 2010	831,252	$0.79
Issued	1,999,375	0.85
Vested	(2,550,628)	0.71
Forfeited	(50,000)	1.15
Non-vested at June 30, 2011	229,999	$2.12
Issued	1,693,500	$1.23
Vested	(1,168,500)	1.03
Forfeited	(50,000)	1.29
Non-vested at June 30, 2012	704,999	$1.84